Notes to the consolidated financial statements - Selling and distribution expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes to the consolidated financial statements
Amortization and depreciation	€ (18,809)	€ (23,386)	€ (23,741)